Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment
Property and Equipment

6. Property and Equipment

Property and equipment, consisting of manufacturing, office and computer equipment, is stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Property and equipment consist of the following:

	December 31,		Estimated
	2022	2021	Life
Office equipment	$132	$7	5 years
Computer equipment	121	113	3 Years
Manufacturing equipment	—	14,477	7 years
	253	14,597
Less: accumulated depreciation	(76)	(2,150)
Property and equipment	$177	$12,447

Upon successful completion of the validation of the commercial manufacturing process for Twirla by the Company’s contract manufacturer, Corium, and the announcement of the commercial launch of Twirla in December 2020, manufacturing equipment with a cost of $14.3 million was placed into service and started being depreciated.

In accordance with Amendment No. 1 to the Corium Agreement (the “Amendment”), the Company transferred all of its manufacturing equipment to Corium during the third quarter of 2022.